LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS
The balance of long-term investments is comprised of:

	December 31,
	2012	2011
	(In thousands)
Cost method investments	$113,830	$82,318
Long-term marketable equity securities	31,244	74,691
Equity method investments	8,104	10,873
Auction rate security	8,100	5,870
Total long-term investments	$161,278	$173,752

Cost method investments
In the third quarter of 2011, the Company acquired a 20% interest in Zhenai Inc. ("Zhenai"), a leading provider of online matchmaking services in China. Our voting power is limited by a shareholders agreement. In light of this limitation and the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.
In the fourth quarter of 2010, the Company recorded a $7.8 million impairment charge related to the write-down of a cost method investment to fair value. The impairment charge was determined to be other-than-temporary due to the investee's inability to achieve its 2010 cash flow forecast during its seasonally strongest fourth quarter and the Company's assessment that the investee would be unable to continue to operate without new outside financing. The impairment charge is included in "Other (expense) income, net" in the accompanying consolidated statement of operations.
Long-term marketable equity securities
The cost basis of the Company's long-term marketable equity securities at December 31, 2012 is $42.1 million, with a gross unrealized loss of $10.8 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. The cost basis of the Company's long-term marketable equity securities at December 31, 2011 is $53.1 million, with gross unrealized gains of $29.8 million and a gross unrealized loss of $8.2 million included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. At December 31, 2012, the Company's long-term marketable equity securities are both in an unrealized loss position. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized losses. The Company recorded an $8.7 million other-than-temporary impairment charge related to the security that was in a continuous unrealized loss position for more than one year, based on the Company's evaluation of the near-term prospects of the issuer in relation to the severity (fair value was 50 percent less than cost) and duration of the unrealized loss. The impairment charge is included in “Other (expense) income, net” in the accompanying consolidated statement of operations. The Company does not consider the second security to be other-than-temporarily impaired at December 31, 2012 based on the Company's evaluation of the near term prospects of the issuer in relation to the severity and duration, less than two months, of the unrealized loss and the Company's ability and intent to hold this security for a reasonable period of time sufficient for an expected recovery of fair value.
Equity method investments
In 2012, the Company recorded a pre-tax non-cash charge of $18.6 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012. The re-measurement charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
In 2011, the Company recorded a pre-tax non-cash charge of $11.7 million related to the re-measurement of the carrying value of our equity method investment in Meetic to fair value in connection with our acquisition of a controlling interest in August 2011. The re-measurement charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
In the first quarter of 2010, the Company recorded an $18.3 million impairment charge to write-down an equity method investment to fair value. The decline in value was determined to be other-than-temporary due to the investee's continued losses and negative operating cash flows. The Company estimated the fair value of its investment using a multiple of revenue approach. The impairment charge is included in "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.
The comparability of the summarized aggregated financial information presented below is affected by changes in ownership of our various equity method investments over the three-year period ended December 31, 2012. The operating data for 2010 is primarily comprised of Meetic; the operating data for 2011 is primarily comprised of Meetic and News_Beast; and the operating data for 2012 is primarily comprised of News_Beast. The balance sheet data at December 31, 2011 is primarily comprised of News_Beast and the balance sheet data at December 31, 2012 is comprised of our equity method investments other than Meetic and News_Beast. During 2010 and through August 31, 2011 we accounted for our 27% ownership interest in Meetic as an equity method investment. In 2011 we acquired a controlling interest in Meetic and as a result, Meetic is included within our consolidated financial statements beginning September 1, 2011. During 2011 and through May 31, 2012 we accounted for our 50% ownership interest in News_Beast as an equity method investment. In 2012 we acquired a controlling interest in News_Beast and as a result, News_Beast is included within our consolidated financial statements beginning June 1, 2012.
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2012	2011
	(In thousands)
Balance sheet data(a):
Current assets	$10,603	$42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)

	Twelve Months Ended December 31,
	2012	2011	2010
	(In thousands)
Operating data(a):
Net sales	$78,058	$368,433	$275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	(30,761)	(17,636)	14,083
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(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

Auction rate security
See Note 9 for information regarding the auction rate security.